PORTFOLIO OF INVESTMENTS – as of August 31, 2021 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 89.5% of Net Assets
	Aerospace & Defense – 1.2%
$3,803,990	Advanced Integration Technology LP, 2017 Term Loan B, 1-month LIBOR + 4.750%, 5.750%, 4/03/2023(a)	$3,547,221
5,130,000	Arcline FM Holdings LLC, 2021 1st Lien Term Loan, 3-month LIBOR + 4.750%, 5.500%, 6/23/2028(a)	5,078,700
3,024,148	MAG DS Corp., Term Loan, 3-month LIBOR + 5.500%, 6.500%, 4/01/2027(a)	2,857,819
5,715,549	Spirit Aerosystems, Inc., 2020 Term Loan B, 1-month LIBOR + 5.250%, 6.000%, 1/15/2025(a)	5,741,727

		17,225,467

	Airlines – 1.3%
3,595,000	AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3-month LIBOR + 4.750%, 5.500%, 4/20/2028(a)	3,699,471
2,489,000	Air Canada, 2021 Term Loan B, 3-month LIBOR + 3.500%, 4.250%, 8/11/2028(a)	2,484,993
750,000	KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, 7/13/2029(b)	759,375
1,326,000	KKR Apple Bidco LLC, 2021 Term Loan, 7/14/2028(b)	1,321,027
2,474,000	SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 3-month LIBOR + 3.750%, 4.750%, 10/20/2027(a)	2,621,970
8,169,525	United Airlines, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 4/21/2028(a)	8,177,858

		19,064,694

	Automotive – 4.8%
2,095,000	Autokiniton U.S. Holdings, Inc., 2021 Term Loan B, 3-month LIBOR + 4.500%, 5.000%, 4/06/2028(a)	2,098,268
2,469,927	Clarios Global LP, 2021 USD Term Loan B, 1-month LIBOR + 3.250%, 3.335%, 4/30/2026(a)	2,441,103
3,058,246	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 4.371%, 5/19/2023(a)	2,966,498
4,000,000	First Brands Group LLC, 2021 2nd Lien Term Loan, 3-month LIBOR + 8.500%, 9.500%, 3/30/2028(a)	4,030,000
5,885,250	First Brands Group LLC, 2021 Term Loan, 1-month LIBOR + 5.000%, 6.000%, 3/30/2027(a)	5,922,033
6,131,852	Holley Purchaser, Inc., Term Loan B, 3-month LIBOR + 5.000%, 5.129%, 10/24/2025(a)	6,113,947
4,335,242	IXS Holdings, Inc., 2020 Term Loan B, 3-month LIBOR + 4.250%, 5.000%, 3/05/2027(a)	4,316,817
4,941,170	Les Schwab Tire Centers, Term Loan B, 3-month LIBOR + 3.250%, 4.000%, 11/02/2027(a)	4,934,994
3,500,000	Mavis Tire Express Services Corp., 2021 Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 5/04/2028(a)	3,498,040
7,083,376	Mister Car Wash Holdings, Inc., 2019 Term Loan B, 1-month LIBOR + 3.000%, 3.088%, 5/14/2026(a)	7,039,105
5,071,290	PAI Holdco, Inc., 2020 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 10/28/2027(a)	5,064,951
1,449,000	Polaris Newco LLC, USD Term Loan B, 6-month LIBOR + 4.000%, 4.500%, 6/02/2028(a)	1,447,261

Principal Amount	Description	Value (†)
Senior Loans – continued
	Automotive – continued
$4,400,000	Rough Country LLC, 2021 Term Loan, 3-month LIBOR + 3.500%, 4.250%, 7/26/2028(a)	$4,386,272
4,488,750	Truck Hero, Inc., 2021 Term Loan B, 1-month LIBOR + 3.250%, 4.000%, 1/31/2028(a)	4,467,428
4,419,063	U.S. Farathane LLC, 2021 Term Loan B, 3-month LIBOR + 4.250%, 5.250%, 12/23/2024(a)	4,374,872
5,769,363	Wand NewCo 3, Inc., 2020 Term Loan, 1-month LIBOR + 3.000%, 3.085%, 2/05/2026(a)	5,698,284
2,991,628	Wheel Pros LLC, 2021 Term Loan, 1-month LIBOR + 4.500%, 5.250%, 5/11/2028(a)	2,991,628

		71,791,501

	Brokerage – 1.1%
2,470,410	Advisor Group, Inc., 2021 Term Loan, 1-month LIBOR + 4.500%, 4.585%, 7/31/2026(a)	2,468,730
4,852,045	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 6.835%, 7/20/2026(a)	4,864,175
4,239,873	Edelman Financial Center LLC, 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.250%, 4/07/2028(a)	4,214,985
698,200	HighTower Holdings LLC, 2021 Delayed Draw Term Loan, 4.000%, 4/21/2028(c)	698,025
1,350,000	HighTower Holdings LLC, 2021 Term Loan B, 4/21/2028(b)	1,349,663
2,792,800	HighTower Holdings LLC, 2021 Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 4/21/2028(a)	2,792,102

		16,387,680

	Building Materials – 4.1%
7,010,000	ACProducts, Inc., 2021 Term Loan B, 6-month LIBOR + 4.250%, 4.750%, 5/05/2028(a)	7,002,710
2,675,107	Cornerstone Building Brands, Inc., 2021 Term Loan B, 1-month LIBOR + 3.250%, 3.750%, 4/12/2028(a)	2,663,417
5,326,650	CP Atlas Buyer, Inc., 2021 Term Loan B, LIBOR + 3.750%, 4.250%, 11/23/2027(d)	5,301,828
5,721,240	Groupe Solmax Inc., Term Loan, 5/29/2028(b)	5,711,685
8,571,642	Janus International Group LLC, 2021 Term Loan B1, 3-month LIBOR + 3.250%, 4.250%, 2/12/2025(a)	8,560,928
2,587,515	Kodiak Building Partners, Inc., Term Loan B, 3-month LIBOR + 3.250%, 4.000%, 3/12/2028(a)	2,576,725
383,333	LBM Acquisition LLC, 2021 Incremental Delayed Draw Term Loan B2, 12/17/2027(b)	377,488
766,667	LBM Acquisition LLC, 2021 Incremental Term Loan B2, 3-month LIBOR + 3.750%, 4.500%, 12/17/2027(a)	754,975
2,811,529	LBM Acquisition LLC, Term Loan B, 12/17/2027(b)	2,768,653
1,426,431	LBM Acquisition LLC, Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 12/17/2027(a)	1,404,678
4,118,305	MI Windows & Doors LLC, 2020 Term Loan, 1-month LIBOR + 3.750%, 4.500%, 12/18/2027(a)	4,125,512
4,491,888	Park River Holdings, Inc., Term Loan, 3-month LIBOR + 3.250%, 4.000%, 12/28/2027(a)	4,461,567
6,885,000	Signal Parent, Inc., Term Loan B, 1-month LIBOR + 3.500%, 4.250%, 4/03/2028(a)	6,750,192

Principal Amount	Description	Value (†)
Senior Loans – continued
	Building Materials – continued
$5,849,162	White Cap Buyer LLC, Term Loan B, 1-month LIBOR + 4.000%, 4.500%, 10/19/2027(a)	$5,850,098
3,538,843	Wilsonart LLC, 2021 Term Loan E, 3-month LIBOR + 3.500%, 4.500%, 12/19/2026(a)	3,529,252

		61,839,708

	Cable Satellite – 0.7%
2,800,000	DirecTV Financing LLC, Term Loan, 7/22/2027(b)	2,798,404
7,523,000	DirecTV Financing LLC, Term Loan, 1-month LIBOR + 5.000%, 5.750%, 7/22/2027(a)	7,518,712

		10,317,116

	Chemicals – 2.5%
1,575,000	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 8.500%, 11/24/2028(a)	1,578,937
1,948,118	Aruba Investments, Inc., 2020 USD Term Loan, 3-month LIBOR + 4.000%, 4.750%, 11/24/2027(a)	1,949,345
2,487,179	Consolidated Energy Finance S.A., Term Loan B, 6-month LIBOR + 2.500%, 2.657%, 5/07/2025(a)	2,356,603
5,308,695	CPC Acquisition Corp, Term Loan, 3-month LIBOR + 3.750%, 4.500%, 12/29/2027(a)	5,295,423
4,330,148	DCG Acquisition Corp., Term Loan B, 1-month LIBOR + 4.500%, 4.589%, 9/30/2026(a)	4,324,735
1,948,000	GEON Performance Solutions LLC, 2021 Term Loan, 8/09/2028(b)	1,951,662
5,613,000	Lonza Group AG, USD Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 7/03/2028(a)	5,613,000
2,613,662	Momentive Performance Materials, Inc., Term Loan B, 1-month LIBOR + 3.250%, 3.340%, 5/15/2024(a)	2,603,861
4,195,087	Natgasoline LLC, Term Loan B, 1-month LIBOR + 3.500%, 3.625%, 11/14/2025(a)	4,184,599
5,429,000	Sparta U.S. HoldCo LLC, 2021 Term Loan, 3-month LIBOR + 3.500%, 4.250%, 8/02/2028(a)	5,425,634
1,649,000	W.R. Grace & Co.-Conn., 2021 Term Loan B, 8/12/2028(b)	1,651,754

		36,935,553

	Construction Machinery – 0.3%
1,012,061	CMBF LLC, Delayed Draw Term Loan, 0.000%, 8/02/2028(c)	1,007,000
3,388,899	CMBF LLC, Term Loan, 3-month LIBOR + 6.000%, 6.500%, 8/02/2028(a)	3,371,955

		4,378,955

	Consumer Cyclical Services – 5.3%
8,566,918	Access CIG LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 3.750%, 3.835%, 2/27/2025(a)	8,486,047
6,975,000	Access CIG LLC, 2018 2nd Lien Term Loan, 1-month LIBOR + 7.750%, 7.835%, 2/27/2026(a)	6,940,125
3,931,000	Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1-month LIBOR + 3.750%, 4.250%, 5/12/2028(a)	3,929,349
6,553,359	APM Global Holdings Pty Ltd., Term Loan, 1-month LIBOR + 4.500%, 5.000%, 6/30/2026(a)	6,504,209

Principal Amount	Description	Value (†)
Senior Loans – continued
	Consumer Cyclical Services – continued
$6,604,208	BIFM CA Buyer, Inc., Term Loan B, 1-month LIBOR + 3.500%, 3.585%, 6/01/2026(a)	$6,546,421
1,142,471	Constant Contact, Inc., Delayed Draw Term Loan, 4.750%, 2/10/2028(c)	1,136,758
4,252,529	Constant Contact, Inc., Term Loan, 3-month LIBOR + 4.000%, 4.750%, 2/10/2028(a)	4,231,267
9,580,765	Creative Artists Agency LLC, 2019 Term Loan B, 1-month LIBOR + 3.750%, 3.835%, 11/26/2026(a)	9,512,933
2,000,000	Global Client Solutions LLC, Term Loan B, 3-month LIBOR + 6.000%, 7.000%, 3/16/2026(a)	1,990,000
820,620	PODS LLC, 2021 Term Loan B, 1-month LIBOR + 3.000%, 3.750%, 3/31/2028(a)	817,288
729,478	Service Logic Acquisition, Inc, Delayed Draw Term Loan, 4.000%, 10/29/2027(c)	730,849
107,836	Service Logic Acquisition, Inc, Delayed Draw Term Loan, 2-month LIBOR + 4.000%, 4.750%, 10/29/2027(a)	108,038
3,404,155	Service Logic Acquisition, Inc., Term Loan, LIBOR + 4.000%, 4.750%, 10/29/2027(d)	3,410,555
4,706,598	SITEL Worldwide Corp., 2021 USD Term Loan, 7/28/2028(b)	4,694,832
5,037,906	Sterling Midco Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.500%, 6/19/2024(a)	5,019,014
1,995,000	Sunshine Luxembourg VII S.a.r.l., 2021 Term Loan B3, 3-month LIBOR + 3.750%, 4.500%, 10/01/2026(a)	1,995,997
4,428,000	WebHelp, 2021 USD Term Loan, 7/29/2028(b)	4,405,860
8,203,733	William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 2.750%, 2.840%, 5/18/2025(a)	7,971,731

		78,431,273

	Consumer Products – 5.7%
5,892,390	Advantage Sales & Marketing, Inc., 2020 Term Loan B, LIBOR + 5.250%, 6.000%, 10/28/2027(d)	5,923,679
4,938,904	Augusta Sportswear Group, Inc., Term Loan B, 3-month LIBOR + 4.500%, 5.500%, 10/26/2023(a)	4,846,300
1,842,697	Callaway Golf Co., Term Loan B, 1/02/2026(b)	1,847,303
2,804,434	Canada Goose, Inc., 2021 Term Loan, 3-month LIBOR + 3.500%, 4.250%, 10/07/2027(a)	2,805,612
6,012,000	CBI Buyer, Inc., Term Loan, 3-month LIBOR + 3.250%, 3.750%, 1/06/2028(a)	5,970,697
5,996,000	Conair Holdings LLC, Term Loan B, 3-month LIBOR + 3.750%, 4.250%, 5/17/2028(a)	5,987,246
2,226,000	Illuminate Merger Sub Corp., Term Loan, 3-month LIBOR + 3.500%, 4.000%, 7/21/2028(a)	2,218,343
6,436,025	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.000%, 5/01/2024(a)	6,427,980
2,820,876	Kontoor Brands, Inc., Term Loan B, 3-month LIBOR + 4.250%, 4.338%, 5/15/2026(a)	2,813,824
4,290,000	Ozark Holdings LLC, 2020 Term Loan B, 1-month LIBOR + 3.750%, 4.250%, 12/16/2027(a)	4,288,927
5,602,666	Polyconcept Investments BV, USD 2016 Term Loan B, 3-month LIBOR + 4.500%, 5.500%, 8/16/2023(a)	5,448,593

Principal Amount	Description	Value (†)
Senior Loans – continued
	Consumer Products – continued
$411,556	RVR Dealership Holdings LLC, Delayed Draw Term Loan, 2/08/2028(b)	$410,527
1,440,444	RVR Dealership Holdings LLC, Term Loan B, 2/08/2028(b)	1,436,843
3,407,460	RVR Dealership Holdings LLC, Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 2/08/2028(a)	3,398,941
5,376,525	S&S Holdings LLC, Term Loan, 3-month LIBOR + 5.000%, 5.500%, 3/11/2028(a)	5,309,318
8,617,399	SIWF Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.250%, 4.335%, 6/15/2025(a)	8,615,589
157,107	TGP Holdings III LLC, 2021 Delayed Draw Term Loan, 0.000%, 6/29/2028(c)	156,977
1,187,287	TGP Holdings III LLC, 2021 Term Loan, 3-month LIBOR + 3.500%, 4.250%, 6/29/2028(a)	1,186,301
1,560,000	Tory Burch LLC, Term Loan B, 4/14/2028(b)	1,554,478
3,650,000	Tory Burch LLC, Term Loan B, 1-month LIBOR + 3.500%, 4.000%, 4/14/2028(a)	3,637,079
4,774,896	Wellness Merger Sub, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.000%, 4.085%, 6/30/2024(a)	4,751,021
6,613,000	WW International, Inc., 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.000%, 4/13/2028(a)	6,579,935

		85,615,513

	Diversified Manufacturing – 1.3%
3,423,249	Granite Holdings U.S. Acquisition Co., 2021 Term Loan B, 3-month LIBOR + 4.000%, 4.147%, 9/30/2026(a)	3,427,528
5,731,000	Madison IAQ LLC, Term Loan, 3-month LIBOR + 3.250%, 3.750%, 6/21/2028(a)	5,691,628
6,000,000	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 2/09/2028(a)	5,985,000
4,491,148	Vertical U.S. Newco, Inc., Term Loan B, 7/30/2027(b)	4,484,905

		19,589,061

	Electric – 1.2%
4,296,230	CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.596%, 8/08/2025(a)	4,249,229
5,139,455	KAMC Holdings, Inc., 2019 Term Loan, 3-month LIBOR + 4.000%, 4.120%, 8/14/2026(a)	4,831,088
2,228,449	Mirion Technologies, Inc., 2019 Term Loan B, 3-month LIBOR + 4.000%, 4.147%, 3/06/2026(a)	2,224,973
2,144,584	Pacific Gas & Electric Co., 2020 Term Loan, 3-month LIBOR + 3.000%, 3.500%, 6/23/2025(a)	2,051,659
5,194,911	West Deptford Energy Holdings LLC, Term Loan B, 1-month LIBOR + 3.750%, 3.835%, 8/03/2026(a)(e)(f)	4,509,183

		17,866,132

	Environmental – 1.2%
2,150,089	Array Technologies, Inc., Term Loan B, 3-month LIBOR + 3.250%, 3.750%, 10/14/2027(a)	2,128,588
4,449,000	Bingo Industries Ltd., Term Loan, 1-month LIBOR + 3.500%, 4.000%, 7/08/2028(a)	4,432,316

Principal Amount	Description	Value (†)
Senior Loans – continued
	Environmental – continued
$2,924,682	EnergySolutions LLC, 2018 Term Loan B, 3-month LIBOR + 3.750%, 4.750%, 5/09/2025(a)	$2,907,631
4,281,000	Liberty Tire Recycling Holdco LLC, 2021 Term Loan, 3-month LIBOR + 4.500%, 5.500%, 5/05/2028(a)	4,281,000
3,752,500	Northstar Group Services, Inc., 2020 Term Loan B, 1-month LIBOR + 5.500%, 6.500%, 11/12/2026(a)	3,771,263

		17,520,798

	Financial Other – 4.2%
3,980,000	Acrisure LLC, 2021 Incremental Term Loan B, 3-month LIBOR + 3.750%, 3.852%, 2/15/2027(a)	3,937,732
6,786,372	Amynta Agency Borrower, Inc., 2018 1st Lien Term Loan, 1-month LIBOR + 4.500%, 4.585%, 2/28/2025(a)	6,749,590
3,005,000	AqGen Island Holdings, Inc., Term Loan, 3-month LIBOR + 3.500%, 4.000%, 8/02/2028(a)	2,989,434
5,025,000	DRW Holdings LLC, 2021 Term Loan, 1-month LIBOR + 3.750%, 3.835%, 3/01/2028(a)	4,996,760
654,545	Eisner Advisory Group LLC, Delayed Draw Term Loan, 0.000%, 7/28/2028(c)	650,455
6,545,455	Eisner Advisory Group LLC, Term Loan, 3-month LIBOR + 5.500%, 6.250%, 7/28/2028(a)	6,504,545
4,630,642	GT Polaris, Inc., 2021 Term Loan, 3-month LIBOR + 3.750%, 4.500%, 9/24/2027(a)	4,629,484
4,322,000	LifeMiles Ltd., 2021 Term Loan B, 8/30/2026(b)	4,289,585
787,000	Mariner Wealth Advisors LLC, Delayed Draw Term Loan, 8/18/2028(b)	782,081
5,513,000	Mariner Wealth Advisors LLC, Term Loan B, 8/18/2028(b)	5,478,544
3,338,263	Mermaid BidCo., Inc., 2021 USD Term Loan, 3-month LIBOR + 3.750%, 4.500%, 12/22/2027(a)	3,334,090
2,961,735	NAB Holdings LLC, 2017 Repriced Term Loan, 3-month LIBOR + 2.750%, 3.750%, 7/01/2024(a)	2,959,276
5,146,203	Resolute Investment Managers, Inc., 2020 Term Loan, 3-month LIBOR + 3.750%, 4.750%, 4/30/2024(a)	5,120,472
9,677,337	Teneo Holdings LLC, Term Loan, 1-month LIBOR + 5.250%, 6.250%, 7/11/2025(a)	9,566,048

		61,988,096

	Food & Beverage – 2.3%
292,222	AI Aqua Merger Sub, Inc., 2021 1st Lien Delayed Draw Term Loan, 7/31/2028(b)	292,064
2,337,778	AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1-month LIBOR + 4.000%, 4.500%, 7/31/2028(a)	2,336,515
2,277,745	City Brewing Company LLC, Closing Date Term Loan, 3-month LIBOR + 3.500%, 4.250%, 4/05/2028(a)	2,272,050
950,000	Packers Holdings LLC, 2021 Term Loan, 3/09/2028(b)	940,700
4,312,193	Packers Holdings LLC, 2021 Term Loan, 3-month LIBOR + 3.250%, 4.000%, 3/09/2028(a)	4,269,976
5,572,035	Proampac PG Borrower LLC, 2020 Term Loan, LIBOR + 3.750%, 4.500%, 11/03/2025(d)	5,568,580
4,447,449	Shearer’s Foods, Inc., 2021 Term Loan, 3-month LIBOR + 3.500%, 4.250%, 9/23/2027(a)	4,437,042

Principal Amount	Description	Value (†)
Senior Loans – continued
	Food & Beverage – continued
$6,671,000	Triton Water Holdings, Inc., Term Loan, 3-month LIBOR + 3.500%, 4.000%, 3/31/2028(a)	$6,621,701
3,591,000	Whole Earth Brands, Inc., Term Loan B, 3-month LIBOR + 4.500%, 5.500%, 2/05/2028(a)	3,570,819
4,185,510	WOOF Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.500%, 12/21/2027(a)	4,185,510

		34,494,957

	Gaming – 1.0%
1,459,968	Caesars Resort Collection LLC, 2020 Term Loan B1, 1-month LIBOR + 4.500%, 4.585%, 7/21/2025(a)	1,461,938
3,488,000	J&J Ventures Gaming LLC, Term Loan, 1-month LIBOR + 4.000%, 4.750%, 4/07/2028(a)	3,496,720
5,500,000	Lucky Bucks LLC, Term Loan, 3-month LIBOR + 5.500%, 6.250%, 7/30/2027(a)	5,390,000
5,204,000	Twin River Worldwide Holdings, Inc., 2021 Term Loan B, 8/06/2028(b)	5,191,927

		15,540,585

	Health Insurance – 0.7%
3,974,697	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 1-month LIBOR + 3.250%, 3.335%, 12/31/2025(a)	3,923,026
5,811,828	Sedgwick Claims Management Services, Inc., 2019 Term Loan B, 1-month LIBOR + 3.750%, 3.835%, 9/03/2026(a)	5,773,354

		9,696,380

	Healthcare – 8.0%
6,689,450	Ascend Learning LLC, 2020 Incremental Term Loan, 1-month LIBOR + 3.750%, 4.750%, 7/12/2024(a)	6,695,738
3,491,250	Athenahealth, Inc., 2021 Term Loan B1, LIBOR + 4.250%, 4.377%, 2/11/2026(d)	3,499,978
3,936,547	ATI Holdings Acquisition, Inc., 2016 Term Loan, 6-month LIBOR + 3.500%, 4.500%, 5/10/2023(a)	3,822,545
4,705,110	Carestream Dental Equipment, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.250%, 9/01/2024(a)	4,692,171
5,495,000	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 1-month LIBOR + 4.250%, 5.000%, 12/16/2025(a)	5,500,880
2,804,461	Ensemble RCM LLC, Term Loan, 3-month LIBOR + 3.750%, 3.879%, 8/03/2026(a)	2,801,460
7,601,291	Gainwell Acquisition Corp., Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 10/01/2027(a)	7,620,295
2,742,855	GHX Ultimate Parent Corp., 2017 1st Lien Term Loan, 3-month LIBOR + 3.000%, 4.000%, 6/28/2024(a)	2,733,420
5,388,593	Global Education Management Systems Establishment, Term Loan, 3-month LIBOR + 5.000%, 6.000%, 7/31/2026(a)	5,388,593
5,813,000	Heartland Dental LLC, 2021 Incremental Term Loan, 1-month LIBOR + 4.000%, 4.096%, 4/30/2025(a)	5,793,643
4,317,000	MedAssets Software Intermediate Holdings, Inc., 2021 1st Lien Term Loan, LIBOR + 3.750%, 4.500%, 1/28/2028(d)	4,306,207
4,112,000	MedRisk, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 5/10/2028(a)	4,092,180
3,500,000	Midwest Veterinary Partners LLC, Term Loan, 6-month LIBOR + 4.000%, 4.750%, 4/26/2028(a)	3,491,250

Principal Amount	Description	Value (†)
Senior Loans – continued
	Healthcare – continued
$7,255,000	MPH Acquisition Holdings LLC, 2021 Term Loan B, 3-month LIBOR + 4.250%, 4.750%, 8/17/2028(a)	$7,196,960
261,152	National Mentor Holdings, Inc., 2021 Delayed Draw Term Loan, 3.750%, 3/02/2028(c)	260,337
5,625,389	National Mentor Holdings, Inc., 2021 Term Loan, LIBOR + 3.750%, 4.500%, 3/02/2028(d)	5,607,837
177,172	National Mentor Holdings, Inc., 2021 Term Loan C, 3-month LIBOR + 3.750%, 4.500%, 3/02/2028(a)	176,619
4,450,000	Onex TSG Intermediate Corp., 2021 Term Loan B, 3-month LIBOR + 4.750%, 5.500%, 2/28/2028(a)	4,476,433
4,432,099	Pearl Intermediate Parent LLC, 2018 1st Lien Term Loan, 1-month LIBOR + 2.750%, 2.835%, 2/14/2025(a)	4,369,296
741,000	PetVet Care Centers LLC, 2021 Term Loan B3, 1-month LIBOR + 3.500%, 4.250%, 2/14/2025(a)	739,763
4,643,000	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 7/09/2025(b)	4,610,685
5,236,875	Radnet Management, Inc., 2021 Term Loan, 3-month LIBOR + 3.000%, 3.750%, 4/22/2028(a)	5,215,037
13,125	Radnet Management, Inc., 2021 Term Loan, PRIME + 2.000%, 5.250%, 4/22/2028(a)	13,070
1,000,000	Southern Veterinary Partners LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 8.750%, 10/05/2028(a)	1,002,500
441,333	Southern Veterinary Partners LLC, Delayed Draw Term Loan, 4.000%, 10/05/2027(c)	441,885
3,183,668	Southern Veterinary Partners LLC, Term Loan, 3-month LIBOR + 4.000%, 5.000%, 10/05/2027(a)	3,187,648
3,484,000	St. George’s University Scholastic Services, 2021 Term Loan B, 6/29/2028(b)	3,462,225
4,491,070	Surgery Center Holdings, Inc., 2021 Term Loan, 1-month LIBOR + 3.750%, 4.500%, 8/31/2026(a)	4,491,789
4,608,450	Symplr Software, Inc., 2020 Term Loan, 3-month LIBOR + 4.500%, 5.250%, 12/22/2027(a)	4,607,298
2,041,875	TTF Holdings LLC, Term Loan, 1-month LIBOR + 4.000%, 4.750%, 3/24/2028(a)	2,036,770
7,095,541	Verscend Holding Corp., 2021 Term Loan B, 1-month LIBOR + 4.000%, 4.085%, 8/27/2025(a)	7,079,576

		119,414,088

	Industrial Other – 5.4%
7,551,848	ABG Intermediate Holdings 2 LLC, 2021 Term Loan B, 3-month LIBOR + 3.250%, 4.000%, 9/27/2024(a)	7,516,430
6,000,000	AEA International Holdings (Lux) S.a.r.l., Term Loan B, 8/05/2028(b)	5,992,500
2,923,329	Alliance Laundry Systems LLC, Term Loan B, 3-month LIBOR + 3.500%, 4.250%, 10/08/2027(a)	2,922,101
1,810,000	Anticimex International AB, 2021 USD Term Loan B1, 7/21/2028(b)	1,799,448
2,984,887	Connect Finco S.a.r.l., 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.500%, 12/11/2026(a)	2,981,782
7,879,959	Element Materials Technology Group U.S. Holdings, Inc., 2017 USD Term Loan B, 3-month LIBOR + 3.500%, 4.500%, 6/28/2024(a)	7,825,823
5,334,687	Filtration Group Corp., 2020 Incremental Term Loan, 1-month LIBOR + 3.750%, 4.500%, 3/29/2025(a)	5,334,687

Principal Amount	Description	Value (†)
Senior Loans – continued
	Industrial Other – continued
$2,882,000	Hyperion Materials & Technologies, Inc., 2021 Term Loan B, 8/28/2028(b)	$2,882,000
2,784,000	Infinite Bidco LLC, 1st Lien Term Loan, 1-month LIBOR + 3.750%, 4.250%, 3/02/2028(a)	2,768,911
3,000,000	Infinite Bidco LLC, 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 7.500%, 3/02/2029(a)	3,015,000
4,586,371	International Textile Group, Inc., 1st Lien Term Loan, 3-month LIBOR + 5.000%, 5.145%, 5/01/2024(a)	4,420,115
7,828,000	International Textile Group, Inc., 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 9.145%, 5/01/2025(a)	5,910,140
10,488,870	NES Global Talent Finance U.S. LLC, 2018 1st Lien Term Loan B, 3-month LIBOR + 5.500%, 6.500%, 5/11/2023(a)	9,833,316
2,661,154	Shape Technologies Group, Inc., Term Loan, 1-month LIBOR + 3.000%, 3.085%, 4/21/2025(a)	2,461,567
1,960,103	Ventia Deco LLC, 2016 Term Loan B, 5/21/2026(b)	1,962,553
4,361,901	Ventia Deco LLC, 2016 Term Loan B, 3-month LIBOR + 4.000%, 5.000%, 5/21/2026(a)	4,367,353
522,170	VT Topco, Inc., 2021 Delayed Draw Term Loan, 0.000%, 8/01/2025(c)	519,559
2,983,830	VT Topco, Inc., 2021 Incremental Term Loan, 1-month LIBOR + 3.750%, 4.500%, 8/01/2025(a)	2,968,911
5,361,563	Watlow Electric Manufacturing Co., Term Loan B, 3-month LIBOR + 4.000%, 4.500%, 3/02/2028(a)	5,354,861

		80,837,057

	Integrated Energy – 0.5%
7,323,300	Matador Bidco S.a.r.l., Term Loan, 1-month LIBOR + 4.750%, 4.835%, 10/15/2026(a)	7,317,222

	Internet & Data – 2.3%
2,892,089	A&V Holdings Midco LLC, 2020 Term Loan B, 3-month LIBOR + 5.375%, 6.375%, 3/10/2027(a)	2,874,013
6,568,814	Castle U.S. Holding Corp., USD Term Loan B, 3-month LIBOR + 3.750%, 3.897%, 1/29/2027(a)	6,472,121
3,686,842	Crown Subsea Communications Holding, Inc., 2021 Term Loan, 1-month LIBOR + 5.000%, 5.750%, 4/27/2027(a)	3,706,825
2,140,000	ION Trading Finance Ltd., 2021 USD Term Loan, 3-month LIBOR + 4.750%, 4.917%, 4/01/2028(a)	2,139,465
7,419,927	MH Sub I LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.585%, 9/13/2024(a)	7,372,736
2,872,975	MH Sub I LLC, 2020 Incremental Term Loan, 1-month LIBOR + 3.750%, 4.750%, 9/13/2024(a)	2,876,049
4,000,000	MH Sub I LLC, 2021 2nd Lien Term Loan, 1-month LIBOR + 6.250%, 6.338%, 2/12/2029(a)	4,056,680
5,208,709	WeddingWire, Inc., 1st Lien Term Loan, LIBOR + 4.500%, 4.628%, 12/19/2025(d)	5,197,875

		34,695,764

	Leisure – 2.3%
5,285,154	Kingpin Intermediate Holdings LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 4.500%, 7/03/2024(a)	5,202,599
5,653,000	MajorDrive Holdings IV LLC, Term Loan B, 3-month LIBOR + 4.000%, 4.500%, 5/12/2028(a)	5,649,495

Principal Amount	Description	Value (†)
Senior Loans – continued
	Leisure – continued
$1,874,262	Playpower, Inc., 2019 Term Loan, 3-month LIBOR + 5.500%, 5.647%, 5/08/2026(a)	$1,852,596
8,797,297	PUG LLC, USD Term Loan, 1-month LIBOR + 3.500%, 3.585%, 2/12/2027(a)	8,518,687
5,638,907	Recess Holdings, Inc., 2017 1st Lien Term Loan, LIBOR + 3.750%, 4.750%, 9/30/2024(d)	5,612,123
7,543,800	Thunder Finco Pty Ltd., Term Loan B, 1-month LIBOR + 4.250%, 5.000%, 11/26/2026(a)	7,279,767

		34,115,267

	Lodging – 0.8%
6,872,138	Aimbridge Acquisition Co., Inc., 2019 Term Loan B, 1-month LIBOR + 3.750%, 3.835%, 2/02/2026(a)	6,654,497
5,971,294	Golden Nugget, Inc., 2017 Incremental Term Loan B, 2-month LIBOR + 2.500%, 3.250%, 10/04/2023(a)	5,928,778

		12,583,275

	Media Entertainment – 3.8%
6,400,000	Cengage Learning, Inc., 2021 Term Loan B, 3-month LIBOR + 4.750%, 5.750%, 6/29/2026(a)	6,414,208
2,638,000	Cimpress Public Ltd. Co., USD Term Loan B, 1-month LIBOR + 3.500%, 4.000%, 5/17/2028(a)	2,633,595
3,354,491	Diamond Sports Group LLC, Term Loan, 1-month LIBOR + 3.250%, 3.340%, 8/24/2026(a)	2,086,762
2,720,576	Emerald Expositions Holding, Inc., 2017 Term Loan B, 1-month LIBOR + 2.500%, 2.585%, 5/22/2024(a)	2,603,264
2,539,168	iHeartCommunications, Inc., 2020 Term Loan, 1-month LIBOR + 3.000%, 3.085%, 5/01/2026(a)	2,515,376
6,257,000	McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 1-month LIBOR + 4.750%, 5.250%, 7/28/2028(a)	6,210,073
3,824,345	Meredith Corp., 2020 Incremental Term Loan B, 3-month LIBOR + 4.250%, 5.250%, 1/31/2025(a)	3,900,832
9,700,000	Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan, 1-month LIBOR + 4.500%, 5.500%, 7/03/2026(a)	9,679,824
253,978	National CineMedia LLC, 2021 Incremental Term Loan, 1-month LIBOR + 8.000%, 9.000%, 12/20/2024(a)	255,248
3,709,703	Nielsen Consumer, Inc., 2021 USD Term Loan B, 1-month LIBOR + 4.000%, 4.096%, 3/06/2028(a)	3,701,986
3,700,000	Summer (BC) Holdco B S.a r.l, 2021 USD Term Loan, 12/04/2026(b)	3,688,456
2,205,000	Summer (BC) Holdco B S.a r.l, 2021 USD Term Loan, 3-month LIBOR + 4.500%, 5.250%, 12/04/2026(a)	2,198,120
6,468,562	Terrier Media Buyer, Inc., 2021 Term Loan, 1-month LIBOR + 3.500%, 3.585%, 12/17/2026(a)	6,427,099
1,000,000	Univision Communications, Inc., 2021 First Lien Term Loan B, 1-month LIBOR + 3.250%, 4.000%, 3/15/2026(a)	996,720
4,069,000	Univision Communications, Inc., 2021 Term Loan B, 5/05/2028(b)	4,052,032

		57,363,595

	Metals & Mining – 0.9%
4,736,215	SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 3/16/2027(a)	4,741,283

Principal Amount	Description	Value (†)
Senior Loans – continued
	Metals & Mining – continued
$8,364,330	U.S. Silica Co., 2018 Term Loan B, 1-month LIBOR + 4.000%, 5.000%, 5/01/2025(a)	$8,053,260

		12,794,543

	Midstream – 0.7%
2,764,000	AL NGPL Holdings LLC, Term Loan B, 3-month LIBOR + 3.750%, 4.750%, 4/14/2028(a)	2,767,455
4,415,000	Navitas Midstream Midland Basin LLC, Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 12/13/2024(a)	4,394,029
3,666,620	Oryx Midstream Holdings LLC, Term Loan B, 1-month LIBOR + 4.000%, 4.085%, 5/22/2026(a)	3,659,910

		10,821,394

	Packaging – 1.7%
4,925,250	Pretium PKG Holdings, Inc., 2020 Term Loan, 3-month LIBOR + 4.000%, 4.750%, 11/05/2027(a)	4,921,162
2,819,830	Reynolds Group Holdings, Inc., 2020 Term Loan B2, 1-month LIBOR + 3.250%, 3.335%, 2/05/2026(a)	2,799,386
4,383,057	Ring Container Technologies Group LLC, 2021 Term Loan B, 8/04/2028(b)	4,372,100
975,354	RLG Holdings LLC, 2021 Delayed Draw Term Loan, 0.000%, 7/07/2028(c)	973,832
3,852,646	RLG Holdings LLC, 2021 Term Loan, 3-month LIBOR + 4.250%, 5.000%, 7/07/2028(a)	3,846,636
3,529,981	Titan Acquisition Ltd., 2018 Term Loan B, 6-month LIBOR + 3.000%, 3.167%, 3/28/2025(a)	3,450,910
749,197	TricorBraun Holdings, Inc., 2021 Delayed Draw Term Loan, 3.250%, 3/03/2028(c)	741,802
132,211	TricorBraun Holdings, Inc., 2021 Delayed Draw Term Loan, 3-month LIBOR + 3.250%, 3.750%, 3/03/2028(a)	130,906
3,918,592	TricorBraun Holdings, Inc., 2021 Term Loan, 3-month LIBOR + 3.250%, 3.750%, 3/03/2028(a)	3,879,916

		25,116,650

	Paper – 0.2%
2,685,270	Spa Holdings 3 Oy, USD Term Loan B, 2/04/2028(b)	2,681,913

	Pharmaceuticals – 0.5%
2,264,552	Akorn, Inc., 2020 Take Back Term Loan, 3-month LIBOR + 7.500%, 8.500%, 10/01/2025(a)	2,296,392
2,707,378	Amneal Pharmaceuticals LLC, 2018 Term Loan B, 1-month LIBOR + 3.500%, 3.625%, 5/04/2025(a)	2,662,544
2,992,000	Parexel International Corp., 2021 1st Lien Term Loan, 8/11/2028(b)	2,990,504

		7,949,440

	Property & Casualty Insurance – 2.1%
3,775,579	AssuredPartners, Inc., 2020 Term Loan B, 1-month LIBOR + 3.500%, 3.585%, 2/12/2027(a)	3,737,370
1,217,000	AssuredPartners, Inc., 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.000%, 2/12/2027(a)	1,213,958
4,490,205	Baldwin Risk Partners LLC, 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.000%, 10/14/2027(a)	4,470,583

Principal Amount	Description	Value (†)
Senior Loans – continued
	Property & Casualty Insurance – continued
$871,776	Belfor Holdings, Inc., Term Loan B, 1-month LIBOR + 4.000%, 4.085%, 4/06/2026(a)	$870,686
6,475,295	Broadstreet Partners, Inc., 2020 Term Loan B, 1-month LIBOR + 3.000%, 3.085%, 1/27/2027(a)	6,377,453
7,073,294	Hyperion Insurance Group Ltd., 2020 Incremental Term Loan B, 1-month LIBOR + 3.750%, 4.750%, 11/12/2027(a)	7,055,611
5,429,487	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 3.147%, 5/16/2024(a)	5,379,264
2,552,156	USI, Inc., 2019 Incremental Term Loan B, 3-month LIBOR + 3.250%, 3.397%, 12/02/2026(a)	2,523,444

		31,628,369

	REITs - Other – 0.5%
5,985,000	Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 1-month LIBOR + 3.500%, 4.000%, 3/11/2028(a)	5,940,113
963,160	Starwood Property Trust, Inc., 2020 Incremental Term Loan B2, 3-month LIBOR + 3.500%, 4.250%, 7/26/2026(a)	963,160

		6,903,273

	Restaurants – 1.3%
2,207,330	Carrols Restaurant Group, Inc., Term Loan B, 1-month LIBOR + 3.250%, 3.340%, 4/30/2026(a)	2,172,852
5,151,580	Flynn Restaurant Group LP, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 3.585%, 6/27/2025(a)	5,064,673
2,857,640	IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, 3-month LIBOR + 3.250%, 4.250%, 12/15/2027(a)	2,854,068
5,066,826	Portillo’s Holdings LLC, 2019 1st Lien Term Loan B3, 3-month LIBOR + 5.500%, 6.500%, 9/06/2024(a)	5,073,159
4,419,000	Whatabrands LLC, 2021 Term Loan B, 1-month LIBOR + 3.250%, 3.750%, 8/03/2028(a)	4,403,798

		19,568,550

	Retailers – 4.0%
5,969,000	At Home Group, Inc., Term Loan B, 3-month LIBOR + 4.250%, 4.750%, 7/24/2028(a)	5,951,571
5,364,557	BDF Acquisition Corp., 1st Lien Term Loan, 1-month LIBOR + 5.250%, 6.250%, 8/14/2023(a)	5,337,734
2,607,000	BW Gas & Convenience Holdings LLC, 2021 Term Loan B, 1-month LIBOR + 3.500%, 4.000%, 3/17/2028(a)	2,593,965
3,796,680	Container Store, Inc. (The), 2020 Term Loan B3, 3-month LIBOR + 4.750%, 5.750%, 1/31/2026(a)	3,770,597
2,477,293	EG Group Ltd., 2018 USD Term Loan B, 3-month LIBOR + 4.000%, 4.147%, 2/07/2025(a)	2,459,110
1,821,980	EG Group Ltd., 2021 Term Loan, 3-month LIBOR + 4.250%, 4.750%, 3/31/2026(a)	1,816,514
5,699,000	Evergreen Acqco 1 LP, 2021 USD Term Loan, 3-month LIBOR + 5.750%, 6.500%, 4/21/2028(a)	5,753,596
5,222,529	Great Outdoors Group LLC, 2021 Term Loan B, 6-month LIBOR + 4.250%, 5.000%, 3/06/2028(a)	5,239,920
3,600,000	Michaels Cos., Inc., 2021 Term Loan B, 1-month LIBOR + 4.250%, 5.000%, 4/15/2028(a)	3,600,000
7,990,973	Petco Health & Wellness Company, Inc., 2021 Term Loan B, 3-month LIBOR + 3.250%, 4.000%, 3/03/2028(a)	7,970,995

Principal Amount	Description	Value (†)
Senior Loans – continued
	Retailers – continued
$2,556,000	PetSmart, Inc., 2021 Term Loan B, 6-month LIBOR + 3.750%, 4.500%, 2/11/2028(a)	$2,558,121
5,635,875	Rent-A-Center, Inc., 2021 Term Loan B, 1-month LIBOR + 4.000%, 4.750%, 2/17/2028(a)	5,655,262
6,595,000	Sweetwater Borrower LLC, Term Loan B, 1-month LIBOR + 4.750%, 5.500%, 8/07/2028(a)	6,545,538

		59,252,923

	Technology – 12.2%
2,856,000	AP Core Holdings II LLC, Amortization Term Loan B1, 7/21/2027(b)	2,828,639
2,856,000	AP Core Holdings II LLC, High-Yield Term Loan B2, 7/21/2027(b)	2,827,440
6,271,425	Aptean, Inc., 2019 Term Loan, 1-month LIBOR + 4.250%, 4.336%, 4/23/2026(a)	6,230,912
4,824,442	CommScope, Inc., 2019 Term Loan B, 1-month LIBOR + 3.250%, 3.335%, 4/06/2026(a)	4,765,343
6,035,700	Corel Corp., 2019 Term Loan, 3-month LIBOR + 5.000%, 5.121%, 7/02/2026(a)	6,011,557
7,263,000	CoreLogic, Inc., Term Loan, 1-month LIBOR + 3.500%, 4.000%, 6/02/2028(a)	7,228,937
2,379,045	Dun & Bradstreet Corp. (The), Term Loan, 1-month LIBOR + 3.250%, 3.338%, 2/06/2026(a)	2,359,727
8,875,503	Endure Digital Inc., Term Loan, 3-month LIBOR + 3.500%, 4.250%, 2/10/2028(a)	8,806,185
2,111,363	Epicor Software Corp., 2020 Term Loan, 1-month LIBOR + 3.250%, 4.000%, 7/30/2027(a)	2,108,070
6,381,362	Finastra USA, Inc., USD 1st Lien Term Loan, 6-month LIBOR + 3.500%, 4.500%, 6/13/2024(a)	6,300,829
5,924,230	Flexera Software LLC, 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 3/03/2028(a)	5,919,609
6,614,760	Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 1-month LIBOR + 4.000%, 4.750%, 12/01/2027(a)	6,625,807
1,300,000	Helios Software Holdings, Inc., 2021 USD Term Loan B, 3/11/2028(b)	1,293,825
4,321,000	Helios Software Holdings, Inc., 2021 USD Term Loan B, 3-month LIBOR + 3.750%, 3.917%, 3/11/2028(a)	4,300,475
8,380,829	Hyland Software, Inc., 2021 2nd Lien Term Loan, 1-month LIBOR + 6.250%, 7.000%, 7/07/2025(a)	8,443,685
5,137,125	IGT Holding IV AB, 2021 USD Term Loan, 3-month LIBOR + 3.750%, 4.250%, 3/31/2028(a)	5,133,940
1,295,490	Liaison Acquisition LLC, 2021 Term Loan B, 6-month LIBOR + 3.750%, 4.500%, 3/11/2028(a)	1,295,490
7,283,575	LogMeIn, Inc., Term Loan B, 1-month LIBOR + 4.750%, 4.847%, 8/31/2027(a)	7,255,096
5,246,000	Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3-month LIBOR + 5.000%, 5.750%, 7/27/2028(a)	5,229,632
5,088,248	Peraton Corp., Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 2/01/2028(a)	5,087,179
5,599,274	Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, 1-month LIBOR + 4.000%, 4.090%, 4/26/2024(a)	5,594,290
4,686,255	Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1-month LIBOR + 3.250%, 4.000%, 3/03/2028(a)	4,662,824

Principal Amount	Description	Value (†)
Senior Loans – continued
	Technology – continued
$8,867,753	Quest Software U.S. Holdings, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.250%, 4.379%, 5/16/2025(a)(e)(f)	$8,852,501
500,000	Quest Software U.S. Holdings, Inc., 2018 2nd Lien Term Loan, 3-month LIBOR + 8.250%, 8.379%, 5/18/2026(a)	497,710
6,739,000	RealPage, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.250%, 3.750%, 4/24/2028(a)	6,696,073
4,400,000	Redstone Buyer LLC, 2021 Term Loan, 3-month LIBOR + 4.750%, 5.500%, 4/27/2028(a)	4,383,500
6,050,822	Rocket Software, Inc., 2018 Term Loan, 1-month LIBOR + 4.250%, 4.335%, 11/28/2025(a)	5,914,678
5,676,687	S2P Acquisition Borrower, Inc., Term Loan, 1-month LIBOR + 4.000%, 4.085%, 8/14/2026(a)	5,644,784
3,269,958	Sirius Computer Solutions, Inc., 2020 Term Loan, 1-month LIBOR + 3.500%, 3.585%, 7/01/2026(a)	3,252,431
6,125,055	Sophia L.P., 2020 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.500%, 10/07/2027(a)	6,139,082
8,797,991	SurveyMonkey, Inc., 2018 Term Loan B, 1 Week LIBOR + 3.750%, 3.840%, 10/10/2025(a)	8,691,712
1,000,000	Syndigo LLC, 2020 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 8.750%, 12/15/2028(a)	995,000
3,092,250	Syndigo LLC, 2020 Term Loan, 3-month LIBOR + 4.500%, 5.250%, 12/15/2027(a)	3,084,519
500,000	Ultimate Software Group, Inc. (The), 2020 2nd Lien Incremental Term Loan, 3-month LIBOR + 6.750%, 7.500%, 5/03/2027(a)	507,190
6,055,507	Verifone Systems, Inc., 2018 1st Lien Term Loan, 3-month LIBOR + 4.000%, 4.129%, 8/20/2025(a)	5,832,724
3,709,703	Virtusa Corp., Term Loan B, 1-month LIBOR + 4.000%, 4.750%, 2/11/2028(a)	3,722,464
5,337,000	Vision Solutions, Inc., 2021 1st Lien Term Loan, 3-month LIBOR + 4.250%, 5.000%, 4/24/2028(a)	5,319,868
2,000,000	Vision Solutions, Inc., 2021 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 8.000%, 4/23/2029(a)	1,994,000

		181,837,727

	Transportation Services – 1.3%
5,013,581	Deliver Buyer, Inc., Term Loan B, 3-month LIBOR + 5.000%, 5.147%, 5/01/2024(a)	5,019,848
1,827,573	Hertz Corp., (The), 2021 Term Loan B, 6/30/2028(b)	1,819,093
344,427	Hertz Corp., (The), 2021 Term Loan C, 6/30/2028(b)	342,829
4,477,500	Kenan Advantage Group, Inc., 2021 Term Loan B1, 1-month LIBOR + 3.750%, 4.500%, 3/24/2026(a)	4,463,127
2,625,000	LaserShip, Inc., 2021 Term Loan, 3-month LIBOR + 4.500%, 5.250%, 5/07/2028(a)	2,620,092
5,078,938	Uber Technologies, Inc., 2021 1st Lien Term Loan B, 1-month LIBOR + 3.500%, 3.585%, 4/04/2025(a)	5,065,428

		19,330,417

	Utility Other – 0.9%
5,883,000	Artera Services LLC, Incremental Term Loan, 3-month LIBOR + 3.500%, 4.500%, 3/06/2025(a)	5,813,169
3,505,000	Tiger Acquisition LLC, 2021 Term Loan, 3-month LIBOR + 3.250%, 3.750%, 6/01/2028(a)	3,481,621

Principal Amount	Description	Value (†)
Senior Loans – continued
	Utility Other – continued
$3,499,000	USIC Holdings, Inc., 2021 Term Loan, 1-month LIBOR + 3.500%, 4.250%, 5/12/2028(a)	$3,482,380

		12,777,170

	Wireless – 0.8%
2,429,617	Asurion LLC, 2020 Term Loan B8, 1-month LIBOR + 3.250%, 3.335%, 12/23/2026(a)	2,381,414
1,686,000	Asurion LLC, 2021 2nd Lien Term Loan B3, 1-month LIBOR + 5.250%, 5.335%, 1/31/2028(a)	1,676,963
4,958,598	Asurion LLC, 2021 Term Loan B9, 1-month LIBOR + 3.250%, 3.335%, 7/31/2027(a)	4,858,384
3,673,793	CCI Buyer, Inc., Term Loan, 3-month LIBOR + 4.000%, 4.750%, 12/17/2027(a)	3,680,699

		12,597,460

	Wirelines – 0.4%
3,043,373	Frontier Communications Corp., 2021 DIP Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 5/01/2028(a)	3,037,681
2,896,000	Voyage Australia Pty Ltd., USD Term Loan B, 3-month LIBOR + 3.500%, 4.000%, 7/20/2028(a)	2,888,760

		5,926,441

	Total Senior Loans (Identified Cost $1,335,790,144)	1,334,196,007

Bonds and Notes – 4.3%
Non-Convertible Bonds – 4.1%
	Aerospace & Defense – 0.3%
3,500,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	3,705,625

	Cable Satellite – 0.5%
7,500,000	Sirius XM Radio, Inc., 3.125%, 9/01/2026, 144A	7,642,125

	Chemicals – 0.3%
1,715,000	Avient Corp., 5.750%, 5/15/2025, 144A	1,810,183
2,985,000	Iris Holdings, Inc., 9.500% PIK or 8.750% Cash, 2/15/2026, 144A(g)	3,044,700

		4,854,883

	Consumer Cyclical Services – 0.4%
5,500,000	WASH Multifamily Acquisition, Inc., 5.750%, 4/15/2026, 144A	5,754,540

	Consumer Products – 0.2%
3,250,000	Coty, Inc., 6.500%, 4/15/2026, 144A	3,351,563

	Gaming – 0.3%
4,235,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	4,476,183

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – 0.4%
$3,550,000	Millennium Escrow Corp., 6.625%, 8/01/2026, 144A	$3,646,595
1,845,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	1,955,700

		5,602,295

	Non-Agency Commercial Mortgage-Backed Securities – 0.2%
3,088,480	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 7.023%, 8/15/2024, 144A(a)	2,988,930

	Property & Casualty Insurance – 0.3%
4,000,000	NMI Holdings, Inc., 7.375%, 6/01/2025, 144A	4,525,000

	REITs - Hotels – 0.3%
50,000	Service Properties Trust, 3.950%, 1/15/2028	48,050
3,610,000	Service Properties Trust, 4.750%, 10/01/2026	3,610,000
100,000	Service Properties Trust, 4.950%, 2/15/2027	100,000

		3,758,050

	REITs - Mortgage – 0.5%
1,750,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	1,771,875
5,750,000	Starwood Property Trust, Inc., 3.625%, 7/15/2026, 144A	5,785,937

		7,557,812

	Supermarkets – 0.4%
5,750,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	6,087,812

	Total Non-Convertible Bonds (Identified Cost $57,403,669)	60,304,818

Convertible Bonds – 0.2%
	REITs - Mortgage – 0.2%
3,250,000	Blackstone Mortgage Trust, Inc., 4.375%, 5/05/2022 (Identified Cost $3,189,753)	3,306,875

	Total Bonds and Notes (Identified Cost $60,593,422)	63,611,693

Shares
Common Stocks – 0.4%
	Chemicals – 0.3%
193,746	Hexion Holdings Corp., Class B(h)	4,056,654

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – 0.0%
61,854	Ameriforge Group, Inc.(e)(h)(i)(j)	$22,267

	Pharmaceuticals – 0.1%
192,793	Akorn, Inc.(h)(k)	2,233,121

	Total Common Stocks (Identified Cost $10,111,615)	6,312,042

Exchange-Traded Funds – 1.2%
835,000	Invesco Senior Loan ETF (Identified Cost $18,320,945)	18,486,900

Principal Amount
Short-Term Investments – 8.1%
$120,629,275	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2021 at 0.000% to be repurchased at $120,629,275 on 9/01/2021 collateralized by $108,351,500 U.S. Treasury Inflation Indexed Note, 0.125% due 4/15/2022 valued at $123,041,958 including accrued interest(l) (Identified Cost $120,629,275)	120,629,275

	Total Investments – 103.5% (Identified Cost $1,545,445,401)	1,543,235,917
	Other assets less liabilities – (3.5)%	(51,545,641)

	Net Assets – 100.0%	$1,491,690,276

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Senior loans are valued at bid prices supplied by an independent pricing service, if available. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of August 31, 2021, securities held by the Fund were fair valued as follows:

Security classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$13,361,684	0.9%	$22,267	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of August 31, 2021 is disclosed.
(b)	Position is unsettled. Contract rate was not determined at August 31, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)

Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(d)

Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2021. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(e)	Illiquid security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At August 31, 2021, the value of these securities amounted to $13,361,684 or 0.9% of net assets.
(g)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended August 31, 2021, interest payments were made in cash.

(h)	Non-income producing security.
(i)	Level 3 security. Value has been determined using significant unobservable inputs.
(j)	Fair valued by the Fund’s adviser. At August 31, 2021, the value of this security amounted to $22,267 or less than 0.1% of net assets.

(k)	Securities subject to restriction on resale. At August 31, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost		Value	% of Net Assets
Akorn, Inc.	10/06/2020	$2,530,723	*	$2,233,121	0.1%

*	Represents basis carried over in a non-taxable restructuring.
(l)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the value of Rule 144A holdings amounted to $56,546,768 or 3.8% of net assets.

DIP	Debtor In Possession
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans*	$—	$1,334,196,007	$—		$1,334,196,007
Bonds and Notes*	—	63,611,693	—		63,611,693
Common Stocks
Energy Equipment & Services	—	—	22,267	(a)	22,267
All Other Common Stocks*	—	6,289,775	—		6,289,775

Total Common Stocks	—	6,289,775	22,267		6,312,042

Exchange-Traded Funds	18,486,900	—	—		18,486,900
Short-Term Investments	—	120,629,275	—		120,629,275

Total	$18,486,900	$1,524,726,750	$22,267		$1,543,235,917

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2020 and/or August 31, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at August 31, 2021
Senior Loans
Construction Machinery	$1,737,804		$118,933	$(572,628)	$1,067,806	$—	$(2,351,915)	$—	$—	$—	$—
Independent Energy	—	(a)	1,078	(23,663,262)	23,662,184	—	—	—	—	—	—
Common Stocks
Energy Equipment & Services	297,518		—	—	(275,251)	—	—	—	—	22,267	(275,251)
Specialty Retail	—	(a)	—	—	—	—	—	—	—	—	—

Total	$2,035,322		$120,011	$(24,235,890)	$24,454,739	$—	$(2,351,915)	$—	$—	$22,267	$(275,251)

(a)	Fair valued at zero.

Industry Summary at August 31, 2021 (Unaudited)

Technology	12.2%
Healthcare	8.0
Consumer Products	5.9
Consumer Cyclical Services	5.7
Industrial Other	5.4
Automotive	4.8
Media Entertainment	4.2
Financial Other	4.2
Building Materials	4.1
Retailers	4.0
Chemicals	3.1
Property & Casualty Insurance	2.4
Internet & Data	2.3
Food & Beverage	2.3
Leisure	2.3
Other Investments, less than 2% each	23.3
Short-Term Investments	8.1
Exchange-Traded Funds	1.2

Total Investments	103.5
Other assets less liabilities	(3.5)

Net Assets	100.0%